Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	5.82002%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,172,537.56

Principal:
Principal Collections	$30,290,622.80
Prepayments in Full	$14,757,200.51
Liquidation Proceeds	$473,171.43
Recoveries	$57,715.01
Sub Total	$45,578,709.75
Collections	$50,751,247.31

Purchase Amounts:
Purchase Amounts Related to Principal	$135,624.01
Purchase Amounts Related to Interest	$453.35
Sub Total	$136,077.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$50,887,324.67

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	11
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$50,887,324.67
Servicing Fee	$1,018,727.36	$1,018,727.36	$0.00	$0.00	$49,868,597.31
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$49,868,597.31
Interest - Class A-2a Notes	$1,267,864.57	$1,267,864.57	$0.00	$0.00	$48,600,732.74
Interest - Class A-2b Notes	$946,267.91	$946,267.91	$0.00	$0.00	$47,654,464.83
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$45,566,823.16
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$45,267,439.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,267,439.83
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$45,048,144.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,048,144.16
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$44,897,733.24
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,897,733.24
Regular Principal Payment	$56,175,771.46	$44,897,733.24	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$50,887,324.67

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$44,897,733.24
Total					$44,897,733.24

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$26,190,344.39	$74.83	$1,267,864.57	$3.62	$27,458,208.96	$78.45
Class A-2b Notes	$18,707,388.85	$74.83	$946,267.91	$3.79	$19,653,656.76	$78.62
Class A-3 Notes	$0.00	$0.00	$2,087,641.67	$4.36	$2,087,641.67	$4.36
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$44,897,733.24	$28.44	$4,970,864.07	$3.15	$49,868,597.31	$31.59

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$273,148,561.25	0.7804245	$246,958,216.86	0.7055949
Class A-2b Notes	$195,106,115.18	0.7804245	$176,398,726.33	0.7055949
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,097,194,676.43	0.6948932	$1,052,296,943.19	0.6664578

Pool Information
Weighted Average APR	4.938%	4.951%
Weighted Average Remaining Term	48.77	48.02
Number of Receivables Outstanding	39,991	39,114
Pool Balance	$1,222,472,835.41	$1,176,349,171.94
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,128,368,864.80	$1,086,295,705.49
Pool Factor	0.7109960	0.6841702

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$90,053,466.45
Targeted Overcollateralization Amount	$135,330,266.97
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$124,052,228.75

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		82	$467,044.72
(Recoveries)		35	$57,715.01
Net Loss for Current Collection Period			$409,329.71
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4018%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2580%
Second Prior Collection Period			0.5878%
Prior Collection Period			0.5270%
Current Collection Period			0.4095%
Four Month Average (Current and Prior Three Collection Periods)			0.4456%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		744	$4,164,182.67
(Cumulative Recoveries)			$339,508.68
Cumulative Net Loss for All Collection Periods			$3,824,673.99
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2224%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,597.02
Average Net Loss for Receivables that have experienced a Realized Loss			$5,140.69

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.97%	287	$11,407,559.53
61-90 Days Delinquent	0.15%	45	$1,768,506.43
91-120 Days Delinquent	0.04%	10	$504,244.77
Over 120 Days Delinquent	0.05%	10	$638,330.29
Total Delinquent Receivables	1.22%	352	$14,318,641.02

Repossession Inventory:
Repossessed in the Current Collection Period		20	$1,022,773.42
Total Repossessed Inventory		39	$1,755,280.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1519%
Prior Collection Period			0.1525%
Current Collection Period			0.1662%
Three Month Average			0.1569%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2475%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	11

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	110	$4,538,708.45
2 Months Extended	107	$4,439,881.43
3+ Months Extended	28	$1,138,469.81

Total Receivables Extended	245	$10,117,059.69
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer